Premises and Equipment - Schedule of Premises and Equipment (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment
Total	$ 62,165	$ 60,972
Less accumulated depreciation	29,309	28,253
Premises and equipment, net	32,856	32,719
Land and land improvements
Property, Plant and Equipment
Total	9,576	9,481
Buildings and improvements
Property, Plant and Equipment
Total	35,330	35,688
Furniture and equipment
Property, Plant and Equipment
Total	13,245	13,183
Operating leases - right of use asset
Property, Plant and Equipment
Total	2,539	2,538
Construction in progress
Property, Plant and Equipment
Total	$ 1,475	$ 82